Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues (note 3)	$ 5,216,894	$ 4,334,548
Cost of revenues	3,498,974	2,947,008
Selling, general and administrative	1,229,541	993,197
Depreciation	92,873	73,696
Amortization of intangible assets	72,396	54,238
Acquisition-related items	(14,402)	21,517
Operating earnings	337,512	244,892
Interest expense, net	82,853	47,364
Other income, net (note 6)	(3,239)	(5,810)
Earnings before income tax	257,898	203,338
Income tax (note 15)	70,124	56,317
Net earnings	187,774	147,021
Non-controlling interest share of earnings (note 12)	15,624	14,140
Non-controlling interest redemption increment (note 12)	37,775	32,490
Net earnings attributable to Company	$ 134,375	$ 100,391
Net earnings per common share (note 16)
Basic (in dollars per share)	$ 2.98	$ 2.25
Diluted (in dollars per share)	$ 2.97	$ 2.24